Inventories (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventories (Textual)
Work in progress	$ 2,313,763	$ 4,106,837
Finished goods	1,448,854	2,635,764
Write-down of potentially obsolete or slow-moving inventories	1,501,510
Lower of cost or market adjustment	166,998
Third Parties [Member]
Inventories (Textual)
Work in progress	919,390	1,356,461
Finished goods	$ 0	$ 212,063